COMPARATIVE AMOUNTS	12 Months Ended
Dec. 31, 2017
COMPARATIVE AMOUNTS
COMPARATIVE AMOUNTS	44. COMPARATIVE AMOUNTS Certain comparative amounts have been retrospectively adjusted as a result of the business combinations under common control as disclosed in note 38.